Loans Receivable From Independent Contractors (Tables)	12 Months Ended
Dec. 31, 2014
Independent Contractor Operations [Abstract]
Schedule Of Independent Contractors

	For the Years Ended December 31,
	2014	2013	2012

Revenues	$36,496	$33,030	$28,522
Pretax profits	21,238	17,726	14,790